Related Party Transactions and Arrangements (American Realty Capital Healthcare Trust III, Inc. Asset Purchase) (Details) $ in Thousands	Dec. 22, 2017 property	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Due to (from) HT III related to Asset Purchase
Related Party Transaction [Line Items]
Payable (Receivable) | $		$ 0	$ 154
Due to (from) HT III related to Asset Purchase
Related Party Transaction [Line Items]
Number of properties purchased | property	19